Segment Reporting - Reconciliation of Operating Profit (Loss) from Segments to Consolidated (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Net operating income	$ 13,326	$ 11,220
General and administrative	(9,200)	(5,776)
Depreciation and amortization	(17,158)	(16,668)
Interest expense	(5,493)	(6,524)
Interest income	53	9
Acquisition-related expenses	(6,044)	(105)
Other expense	41	(1)
Income from continuing operations	1,883	4,599
Operating Segments
Segment Reporting Information [Line Items]
Net operating income	$ 39,684	$ 33,664